Summary of Significant Accounting Policies - Summary of Annual Rates at Depreciation (Detail)	12 Months Ended
Dec. 31, 2020
Computer and software [Member]
Property, Plant and Equipment [Line Items]
Depreciation Rate	33.00%
Office furniture and equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Depreciation Rate	7.00%
Office furniture and equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Depreciation Rate	15.00%
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	Shorter of remaining leaseterm or estimated useful life